Dividends Payable (Tables)	12 Months Ended
Dec. 31, 2023
Dividends Payable [Abstract]
Schedule of Dividends Payables are Recognized as a Liability	The Group’s bylaws requires the payment of dividends equal to at least 25% of the annual net income attributable to company shareholders, after the allocation of 5% for the legal reserve. The Group recognizes a liability at year-end for the minimum unpaid yearly dividend amount. Dividends payable are recognized as a liability at December 31 of each year.
	December 31, 2023	December 31, 2022
Declared dividends on 2019 – Residual	—	2
Declared dividends on 2020 – Residual	5	7
Declared dividends on 2021 – Residual	12	18
Declared dividends on 2022 – Residual	8	8
Declared dividends on 2023 – Residual	373	—
Subtotal	398	35

Schedule of Distributed Dividends Per Share	The distributed dividends per share were:
	2023	2022
Dividends to be distributed	458,165	872,800
Number of outstanding shares of share capital – ordinary shares	2,218,116,370	2,218,116,370
Dividends per share	0.21	0.39